Comprehensive Income/(Loss) Comprehensive Income/(Loss) - Summary of Changes in AOCI (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Dec. 28, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ (989)		$ (574)
Foreign currency translation adjustments	(794)	113
Net pension and post-retirement benefit (losses)/gains	(1)	0
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	(67)	(60)
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	(1)	3
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	(127)		(61)
Foreign currency translation adjustments	0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	0
Net pension and post-retirement benefit (losses)/gains	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	(67)
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	(1)
Other Comprehensive Income (Loss), Net of Tax	(66)
H. J. Heinz Corporation II
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	(989)		(574)
Foreign currency translation adjustments	(780)	105
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	432
Net pension and post-retirement benefit (losses)/gains	(1)	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	(67)	(59)
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	(1)	3
Other Comprehensive Income (Loss), Net of Tax	(415)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	(922)		(574)
Foreign currency translation adjustments	(780)
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	432
Net pension and post-retirement benefit (losses)/gains	0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	0
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	0
Other Comprehensive Income (Loss), Net of Tax	(348)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	60		61
Foreign currency translation adjustments	0
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	0
Net pension and post-retirement benefit (losses)/gains	(1)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Net deferred (losses)/gains on cash flow hedges from periodic revaluations	0
Net deferred losses/(gains) on cash flow hedges reclassified to earnings	0
Other Comprehensive Income (Loss), Net of Tax	$ (1)